                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0006
                                                  Expires:    February 28, 1997
                                                  Estimated average burden
                                                  Hours per response      24.60
                                                  -----------------------------
                                                           SEC USE ONLY
                                                  -----------------------------

                                                  -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended December 31, 2002
                                                       -----------------
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes      60 State Street       Boston,        MA             02109
--------------------------------------------------------------------------------
Business Address       (Street)              (City)         (State)        (Zip)

                                 (617) 227-7940
--------------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------ATTENTION-------------------------------------

           Intentional misstatements or omissions of facts constitute
     Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2003.

                                     Lawrence T. Perera
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                          13F File                                   13F File
Name:                     No.:       Name:                           No.:

1. Lawrence Coolidge      28-252     6.  Michael J. Puzo (25)*       28-06165
-----------------------   --------   -----------------------------   ---------
2. John M. Cornish        28-5362    7.  Kurt F. Somerville (32)*
-----------------------   --------   -----------------------------   ---------
3. Fiduciary Trust Co.    28-471     8.  Welch & Forbes, Inc.        28-262
-----------------------   --------   -----------------------------   ---------
4. Marion Fremont-Smith   28-2724    9.
-----------------------   --------   -----------------------------   ---------
5. Roy A. Hammer          28-5798    10.
-----------------------   --------   -----------------------------   ---------
* Refers to manager number on attached detail in Item 7.

                                                                                                                            PAGE:  1
AS OF:  DECEMBER 31, 2002                            FORM 13F                                 SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:                ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:     ITEM 7:             ITEM 8:
NAME OF ISSUER            TITLE OF      CUSIP     AIR MARKET   SHARES OR   INVESTMENT   MANAGERS        VOTING AUTHORITY
                           CLASS        NUMBER      VALUE      PRINCIPAL   DISCRETION              (A)        (B)        (C)
                                                                AMOUNT     (A) (B) (C)             SOLE      SHARED      NONE
ABBOTT LABS            COMMON STOCK   002824100     1064000      26600             xx                                   25800
                                                                                   xx      32                             800
AMERICAN
 INTERNATIONAL         COMMON STOCK   026874107     1075027      18583             xx                                   10991
GROUP INC                                                                          xx      32                            7592
AMGEN INC              COMMON STOCK   031162100     1246302      25782             xx                                   11694
                                                                                   xx      25                            3200
                                                                                   xx      32                           10888
ANALOG DEVICES, INC.   COMMON STOCK   032654105      486351      20375             xx                                   13575
                                                                                   xx      25                            3000
                                                                                   xx      32                            3800
ANALOG DEVICES, INC.   DTD 10/2/2000  032654AD7      327938     330000             xx                                  220000
                       CONV DEB                                                    xx      32                          110000
AUTOMATIC DATA
 PROCESSING            COMMON STOCK   053015103     1161800      29600             xx                                   24600
                                                                                   xx      25                            5000
AVERY DENNISON CORP    COMMON STOCK   053611109      689899      11295             xx                                    9295
                                                                                   xx      25                            2000
BP PLC ADR             COMMON STOCK   055622104     1984858      48828             xx                                   34456
                                                                                   xx      25                            7172
                                                                                   xx      32                            7200
BERKSHIRE HATHAWAY
 INC                   CLASS B        084670207      809282        334             xx                                     229
                                                                                   xx      25                             105
BRISTOL-MYERS SQUIBB
 CO                    COMMON STOCK   110122108      823654      35579             xx                                   28379
                                                                                   xx      25                            7000
                                                                                   xx      32                             200

                                                                                                                            PAGE:  2
AS OF:  DECEMBER 31, 2002                            FORM 13F                                 SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:                ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:     ITEM 7:             ITEM 8:
NAME OF ISSUER            TITLE OF      CUSIP     AIR MARKET   SHARES OR   INVESTMENT   MANAGERS        VOTING AUTHORITY
                           CLASS        NUMBER      VALUE      PRINCIPAL   DISCRETION              (A)        (B)        (C)
                                                                AMOUNT     (A) (B) (C)             SOLE      SHARED      NONE
CANADIAN NATIONAL
 RAILWAY CO            COMMON STOCK   136375102      204683       4925             xx                                    4425
                                                                                   xx      25                             500
CATERPILLAR INC.       COMMON STOCK   149123101      393192       8600             xx                                    8600
CHEVRONTEXACO CORP     COMMON STOCK   166764100      368033       5536             xx                                    5536
CHUBB CORPORATION      COMMON STOCK   171232101      281880       5400             xx                                    4500
                                                                                   xx      32                             900
CISCO SYS INC          COMMON STOCK   17275R102      318042      24278             xx                                    8178
                                                                                   xx      25                            1800
                                                                                   xx      32                           14300
CITIGROUP INC          COMMON STOCK   172967101      253368       7200             xx                                    7200
COCA COLA CO           COMMON STOCK   191216100      518803      11834             xx                                    9534
                                                                                   xx      32                            2300
COLGATE PALMOLIVE CO.  COMMON STOCK   194162103      283122       5400             xx                                    5400
WALT DISNEY COMPANY    COMMON STOCK   254687106      256279      15713             xx                                    5000
                                                                                   xx      25                            4200
                                                                                   xx      32                            6513
E I DU PONT DE
 NEMOURS & CO          COMMON STOCK   263534109      1263096     29790             xx                                   29290
                                                                                   xx      32                             500
EMC CORP               COMMON STOCK   268648102       347985     56675             xx                                   42675
                                                                                   xx      25                            8900
                                                                                   xx      32                            5100

                                                                                                                            PAGE:  3
AS OF:  DECEMBER 31, 2002                            FORM 13F                                 SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:                ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:     ITEM 7:             ITEM 8:
NAME OF ISSUER            TITLE OF      CUSIP     AIR MARKET   SHARES OR   INVESTMENT   MANAGERS        VOTING AUTHORITY
                           CLASS        NUMBER      VALUE      PRINCIPAL   DISCRETION              (A)        (B)        (C)
                                                                AMOUNT     (A) (B) (C)             SOLE      SHARED      NONE
EMERSON ELECTRIC CO    COMMON STOCK   291011104     1145396      22525              xx                                  17225
                                                                                    xx     25                            4000
                                                                                    xx     32                            1300
EXXON MOBIL CORP       COMMON STOCK   30231G102     4356214     124677              xx                                 112025
                                                                                    xx     25                            8480
                                                                                    xx     32                            4172
FUEL CELL ENERGY INC   COMMON STOCK   35952H106       87797      13400              xx                                  10600
                                                                                    xx     32                            2800
GENERAL ELECTRIC CO    COMMON STOCK   369604103     3047646     125160              xx                                 107360
                                                                                    xx     25                           11000
                                                                                    xx     32                            6800
GENERAL MILLS INC.     COMMON STOCK   370334104      342735       7300              xx                                   7300
GILEAD SCIENCES        COMMON STOCK   375558103      238000       7000              xx                                   3400
                                                                                    xx     32                            3600
HELMERICH & PAYNE      COMMON STOCK   423452101      333525      11950              xx                                   8550
 INC.                                                                               xx     25                            1000
                                                                                    xx     32                            2400
HEWLETT-PACKARD CO     OMMON STOCK    428236103      276024      15900              xx                                   9500
                                                                                    xx     25                            6000
                                                                                    xx     32                             400
IGEN INTERNATIONAL     COMMON STOCK   449536101      615969      14375              xx                                   9875
 INC.                                                                               xx     25                            1000
                                                                                    xx     32                            3500

                                                                                                                            PAGE:  4
AS OF:  DECEMBER 31, 2002                            FORM 13F                                 SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:                ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:     ITEM 7:             ITEM 8:
NAME OF ISSUER            TITLE OF      CUSIP     AIR MARKET   SHARES OR   INVESTMENT   MANAGERS        VOTING AUTHORITY
                           CLASS        NUMBER      VALUE      PRINCIPAL   DISCRETION              (A)        (B)        (C)
                                                                AMOUNT     (A) (B) (C)             SOLE      SHARED      NONE
INTEL CORPORATION      COMMON STOCK   458140100     1616088     103795              xx                                  73595
                                                                                    xx     25                           12000
                                                                                    xx     32                           18200
INTL BUSINESS          COMMON STOCK   459200101     1318430      17012              xx                                  13686
 MACHINES                                                                           xx     32                            3326
JEFFERSON-PILOT CORP   COMMON STOCK   475070108     1320016      34637              xx                                  33237
                                                                                    xx     32                            1400
JOHNSON & JOHNSON      COMMON STOCK   478160104     2719928      50641              xx                                  40617
                                                                                    xx     25                            7300
                                                                                    xx     32                            2724
KOPIN                  COMMON STOCK   500600101      243824      62200              xx                                  36000
                                                                                    xx     25                           15000
                                                                                    xx     32                           11200
ELI LILLY & CO         COMMON STOCK   532457108      609600       9600              xx                                   6300
                                                                                    xx     32                            3300
MARSH & MCLENNAN INC   COMMON STOCK   571748102      341954       7400              xx
                                                                                    xx     25                            5600
                                                                                    xx     32                            1800
MERCK & CO INC         COMMON STOCK   589331107     3819590      67472              xx                                  51762
                                                                                    xx     25                            8700
                                                                                    xx     32                            7010
MICROSOFT CORP         COMMON STOCK   594918104     1078721      20865              xx                                  18665
                                                                                    xx     32                            2200
NEW YORK TIMES CO.     CL A           650111107    12395482     271058              xx                                 271058

                                                                                                                            PAGE:  5
AS OF:  DECEMBER 31, 2002                            FORM 13F                                 SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:                ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:     ITEM 7:             ITEM 8:
NAME OF ISSUER            TITLE OF      CUSIP     AIR MARKET   SHARES OR   INVESTMENT   MANAGERS        VOTING AUTHORITY
                           CLASS        NUMBER      VALUE      PRINCIPAL   DISCRETION              (A)        (B)        (C)
                                                                AMOUNT     (A) (B) (C)             SOLE      SHARED      NONE
NOKIA CORP ADR A       COMMON STOCK   654902204      226300      14600              xx                                  10500
                                                                                    xx     25                            3000
                                                                                    xx     32                            1100
PEPSICO INC.           COMMON STOCK   713448108     1174392      27816              xx                                  11416
                                                                                    xx     25                           13500
                                                                                    xx     32                            2900
PFIZER INC             COMMON STOCK   717081103      660037      21591              xx                                  16891
                                                                                    xx     32                            4700
PROCTER & GAMBLE CO    COMMON STOCK   742718109     2069263      24078              xx                                  24078
ROYAL DUTCH            NY REG SHS     780257804      255316       5800              xx                                   5800
 PETROLEUM CO          PAR N GLDR
                       1.25
STATE STREET CORP      COMMON STOCK   857477103     1108575      28425              xx                                  25825
                                                                                    xx     32                            2600
SYSCO CORP             COMMON STOCK   871829107      595800      20000              xx                                  20000
3M COMPANY             COMMON STOCK   88579Y101     1428800      11588              xx                                  10988
                                                                                    xx     25                             500
                                                                                    xx     32                             100
UNION PACIFIC CORP     COMMON STOCK   907818108      281389       4700              xx                                   2700
                                                                                    xx     25                            2000
UNITED TECHNOLOGIES    COMMON STOCK   913017109      412892       6666              xx                                   6666
WAL MART STORES INC    COMMON STOCK   931142103      252550       5000              xx     32                            5000

                                                                                                                            PAGE:  6
AS OF:  DECEMBER 31, 2002                            FORM 13F                                 SEC FILE # LAWRENCE T. PERERA\28-06167

    ITEM 1:                ITEM 2:      ITEM 3:     ITEM 4:     ITEM 5:      ITEM 6:     ITEM 7:             ITEM 8:
NAME OF ISSUER            TITLE OF      CUSIP     AIR MARKET   SHARES OR   INVESTMENT   MANAGERS        VOTING AUTHORITY
                           CLASS        NUMBER      VALUE      PRINCIPAL   DISCRETION              (A)        (B)        (C)
                                                                AMOUNT     (A) (B) (C)             SOLE      SHARED      NONE
WELLS FARGO & CO       COMMON STOCK   949746101     338917        7231              xx                                   4231
 (NEW)                                                                              xx     32                            3000
WYETH                  COMMON STOCK   983024100     362780        9700              xx                                   9700

TOTAL:                                         59,231,544